Note 19 - Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2025:
Total capital (to risk-weighted assets)	$73,457	13.55%	$	≥43,374	≥8.00%	$	≥54,218	≥10.00%
Tier 1 capital (to risk-weighted assets)	67,014	12.36		≥32,531	≥6.00		≥43,374	≥ 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	67,014	12.36		≥24,398	≥4.50		≥35,241	≥ 6.50
Tier 1 capital (to average assets)	67,014	10.26		≥21,687	≥4.00		≥32,661	≥ 5.00
	Actual		For Capital Adequacy Purposes			To be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio	Amount		Ratio
As of December 31, 2024:
Total capital (to risk-weighted assets)	$77,185	14.34%	$	≥43,064	≥8.00%	$	≥53,831	≥10.00%
Tier 1 capital (to risk-weighted assets)	70,456	13.09		≥32,298	≥6.00		≥43,064	≥ 8.00
Common Equity Tier 1 capital (to risk-weighted assets)	70,456	13.09		≥24,224	≥4.50		≥34,990	≥ 6.50
Tier 1 capital (to average assets)	70,456	10.80		≥26,095	≥4.00		≥32,619	≥ 5.00